Convertible Note (Details Narrative) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	Nov. 21, 2022	Oct. 27, 2022	Dec. 31, 2023	Jun. 30, 2023
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Loan facility		$ 7
Interest payable rate		6.00%
Maturity description	maturity of 24 months from draw down
Conversion price percentage		150.00%
Effective interest rate percentage		25.89%
Description of conversion of debt to equity			Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15-day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public,	Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15 day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public,
Prepayment amount percentage		80.00%
Effective interest rate		25.23%
Secured overnight financing rate [member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate basis		3.00%